AMIDEX FUNDS, INC.
      SUPPLEMENT DATED NOVEMBER 3, 1999 TO PROSPECTUS DATED APRIL 27, 1999

                              AMIDEX 35 MUTUAL FUND
           LIMITED-TIME REDUCTION IN INITIAL MINIMUM INVESTMENT AMOUNT

The prospectus for the Amidex 35 Mutual Fund (the "Fund") is hereby supplemented by adding the following:

From November 1, 1999 until the close of business on December 31, 1999, the minimum initial investment in No-Load Shares of the Fund has been lowered to $2,500.


Under the Section of the Prospectus entitled, "Fees and Expenses", Annual Operating Expenses have been changed as follows:

ANNUAL FUND OPERATING EXPENSES:
------------------------------
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                                      0.50%
DISTRIBUTION (12B-1) FEES (2)                        0.25%
OTHER EXPENSES                                       1.45%
                                                     -----
TOTAL ANNUAL FUND
OPERATING EXPENSES                                   2.20%

All Sections of the Prospectus not specifically amended as noted above remain in full force and effect.